Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net loss		$ (22,721)		$ (18,939)		$ (25,895)	[1],[2],[3],[4],[5]	$ (45,980)	[3],[6]
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization		1,377		717		3,590	[3]	1,480	[3]
Loss on remeasurement of warrant liability		3,675				(10,780)	[3]		[3]
Deferred tax	[3]
Foreign exchange loss		839		330		491	[3]	1,521	[3]
Share-based compensation expense		4,873		713		1,652	[3]	1,522	[3]
Goodwill impairment				1,682		1,682	[3],[4]		[3]
Other non cash expense (income), net		(538)		1,527		3,852	[3]	552	[3]
Loss on investment				244		319	[3]	756	[3]
Loss on equity method investment, net		25				148	[3]	96	[3]
Loss on debt extinguishment	[3]					2,360		3,374
Loss on derivative instruments	[3]					657		421
Proceeds from exercise of warrants		1,410
Changes in operating assets and liabilities:
Decrease in accounts receivable		56		43		(1,150)	[3]	(526)	[3]
Decrease in other non-current liabilities and other items		25		(1,301)
(Increase) decrease in prepaid expenses		(616)		2,573		118	[3]	(2,809)	[3]
(Increase) decrease in other receivable		(543)		237		(230)	[3]	19	[3]
Increase in inventory		(2,958)		(2,238)		(4,774)	[3]	(1,265)	[3]
(Decrease) in accounts payable and other current liabilities		(2,990)		(131)		3,198	[3]	1,674	[3]
Increase in deferred revenue and other items	[3]					2,801		2,113
Net cash used in operating activities		(19,496)		(14,543)		(21,961)	[3]	(37,052)	[3]
Investing Activities
Business acquisition, net of cash acquired	[3]							(13,429)
Investment in Cansativa	[3]							(1,797)
Purchase of property, plant and equipment		(4,319)		(3,436)		(3,665)	[3]	(18,675)	[3]
Net cash used in investing activities		(4,319)		(3,436)		(3,665)	[3]	(33,901)	[3]
Financing Activities
Proceeds from issuance of shares, net of issuance costs				14,021		18,021	[3]	28,574	[3]
Proceeds from issuance of long term debt, net of issuance costs				2,645		9,737	[3]	34,750	[3]
Other borrowings		1,223		992		992	[3]		[3]
Purchase and cancellation of shares				(6,250)		(6,250)	[3]		[3]
Repayment of debt		(1,107)		(429)		(4,191)	[3]	(622)	[3]
Business Combination and PIPE financing, net of costs paid	[3]					73,509
Stock option exercise		10				20	[3]	132	[3]
Net cash provided by financing activities		1,536		10,979		91,838	[3]	62,834	[3]
Effect of exchange rate changes on cash, cash equivalents & restricted cash		(106)		(29)		50	[3]	54	[3]
(Decrease) in cash, cash equivalents & restricted cash		(22,385)	[7]	(7,029)	[7]	66,262	[3],[8]	(8,065)	[3],[8]
Cash, cash equivalents & restricted cash, beginning of period	[3],[8]	79,460	[7]	13,198	[7]	13,198	[7]	21,263
Cash, cash equivalents & restricted cash, end of period	[7]	$ 57,075		$ 6,169		79,460	[3],[8]	13,198	[3],[8]
Cash paid for interest						603	[3]	2,132
Cash paid for income taxes, net of refunds							[3]
Supplemental disclosures for non-cash activity:
Non-cash exchange of redeemable non-controlling interest						4,695	[3]
Conversion of Convertible Debentures						9,850	[3]
Non-cash paid-in-kind interest						$ 2,881	[3]

[1]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.
[2]	Loss before income taxes of $25,891 plus loss from equity investment of $4.
[3]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[4]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[5]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[6]	Loss before income taxes of $45,884 plus loss from equity investment of $96.
[7]	These amounts include restricted cash of $454 and $2,954 as of June 30, 2021 and June 30, 2020, respectively. The June 30, 2021 restricted cash is comprised primarily of cash on deposit for certain lease arrangements. June 30, 2020 balance represents amounts on deposit from investors related to the tranche 1 of the Series E financing round, as well as cash on deposit for certain lease arrangements.
[8]	These amounts include restricted cash of $353 and $1,154 as of December 31, 2020 and December 31, 2019, respectively. The December 31, 2020 restricted cash is comprised primarily of cash on deposit for certain lease arrangements. December 31, 2019 balance represents cash on deposit for payments related to the Herbal Brands acquisition, and cash on deposit for certain lease arrangements.